Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and with Item 402(v) of Regulation S-K, we provide the following disclosure regarding “executive compensation actually paid” (CAP), calculated in accordance with the SEC rules, and certain Company performance for the years listed below.

This disclosure was prepared in accordance with the requirements of Item 402(v) and does not necessarily reflect the value actually realized by our executives, how our executives’ compensation relates to Company performance, or how the Compensation Committee evaluates compensation decisions in light of Company or individual performance. For example, the Compensation Committee does not use CAP as a basis for making compensation decisions, nor does it use net income (as reflected below) for purposes of determining our executive’s incentive compensation. Please refer to our Compensation Discussion and Analysis for a complete description of how executive compensation relates to Company performance and how the Compensation Committee makes its compensation decisions.

The information provided under this Pay versus Performance section will not be deemed to be incorporated by reference into any filing made by the Company under the Securities Act of 1933, as amended, or the Securities Exchange Act of 1934, as amended, except to the extent the Company specifically incorporates it by reference.

					Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Table Total for PEO(1) (b)	Compensation Actually Paid to PEO(2) (c)	Average Summary Compensation Table for Non-PEO NEOs(1) (d)	Average Compensation Actually Paid to Non-PEO NEOs(2) (e)	Total Stockholder Return (f)	Peer Group Total Stockholder Return(3) (g)	After Tax Net Income (in millions) (h)	Adjusted EBITDA (in millions) (i)(4)
2025	$39,509,740	$46,541,858	$4,566,462	$5,847,306	$217	$113	$83	$1,561
2024	35,873,916	44,261,401	4,413,675	4,568,815	162	83	683	2,004
2023	29,111,039	27,390,527	3,736,527	3,436,887	154	68	270	1,469
2022	39,318,892	44,590,917	2,405,595	3,205,364	167	75	944	2,223
2021	21,145,853	36,963,649	2,395,200	4,041,589	141	102	830	1,905

(1)
Perry A. Sook served as the Company’s PEO (Chairman and Chief Executive Officer) for each year presented. The dollar amounts shown in column (b) are the amounts of total compensation reported for Mr. Sook for each corresponding year in the “Total” column of the Summary Compensation Table (“SCT”). The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s non-PEO NEOs as a group in the “Total” column of the SCT in each applicable year. The individuals comprising the non-PEO NEO for each year presented are listed below:

2025	2024	2023	2022	2021
Michael Biard(5)	Michael Biard(5)	Michael Biard(5)	Thomas E. Carter(5)	Thomas E. Carter
Lee Ann Gliha	Lee Ann Gliha	Lee Ann Gliha	Lee Ann Gliha	Lee Ann Gliha
Sean Compton	Sean Compton	Dana Zimmer	Dana Zimmer	Dana Zimmer
Dana Zimmer	Dana Zimmer	Michael Strober(6)	Andrew Alford	Andrew Alford
			Sean Compton	Sean Compton

(2)
The dollar amounts shown for CAP in columns (c) and (e) have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the PEO and non-PEO NEOs. The following is a reconciliation of the “Total” column of SCT and the CAP for the year ended December 31, 2025. In calculating the CAP amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant.

	2025
	PEO	Non-PEO NEOs

Summary Compensation Table	$39,509,740	$4,566,462
Less: Grant date fair value of equity awards made during the applicable year and unvested at applicable year end	(29,584,405)	(1,659,378)
Plus: Year-end fair value of equity awards made during the applicable year and unvested at applicable year end	34,446,185	1,895,475
Change in fair value of equity awards made in prior years and unvested at applicable year end	1,994,021	656,510
Change in fair value of equity awards made in prior years and vested during applicable year	176,317	388,237
Less: Fair value of equity awards made in prior years that are forfeited during applicable year	—	—

Compensation Actually Paid	$46,541,858	$5,847,306

(3)
Represents the weighted peer group cumulative TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group is comprised of the following publicly traded companies identified in Part II, Item 5. of our 2025 Form 10-K as of December 31, 2025: Gray Media, Inc., TEGNA Inc., Sinclair, Inc., The E.W. Scripps Company, Fox Corporation and Paramount Skydance Corporation.
(4)
For purposes of determining eligibility for annual cash bonus payments and performance vesting under performance-based restricted stock units, the Company uses its calculation of Adjusted EBITDA (which is calculated in a manner consistent with the calculation of EBITDA that is referenced in the employment agreement) which is the primary financial metric it uses in its annual and quarterly earnings releases. A reconciliation of Adjusted EBITDA to Net Income for the year ended December 31, 2025 can be found on the Company’s Q4 2025 earnings release filed with the SEC on February 26, 2026 (Exhibit 99.1 to Current Report on Form 8-K).
(5)
Effective August 21, 2023, Mr. Carter transitioned from his role as President and Chief Operating Officer to a role as a Senior Advisor, and Mr. Biard was appointed as President and Chief Operating Officer.
(6)
On December 31, 2024, Mr. Strober’s employment was terminated.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	Perry A. Sook served as the Company’s PEO (Chairman and Chief Executive Officer) for each year presented.The individuals comprising the non-PEO NEO for each year presented are listed below:

2025	2024	2023	2022	2021
Michael Biard(5)	Michael Biard(5)	Michael Biard(5)	Thomas E. Carter(5)	Thomas E. Carter
Lee Ann Gliha	Lee Ann Gliha	Lee Ann Gliha	Lee Ann Gliha	Lee Ann Gliha
Sean Compton	Sean Compton	Dana Zimmer	Dana Zimmer	Dana Zimmer
Dana Zimmer	Dana Zimmer	Michael Strober(6)	Andrew Alford	Andrew Alford
			Sean Compton	Sean Compton

Peer Group Issuers, Footnote	The peer group is comprised of the following publicly traded companies identified in Part II, Item 5. of our 2025 Form 10-K as of December 31, 2025: Gray Media, Inc., TEGNA Inc., Sinclair, Inc., The E.W. Scripps Company, Fox Corporation and Paramount Skydance Corporation.
Changed Peer Group, Footnote
(5)
Effective August 21, 2023, Mr. Carter transitioned from his role as President and Chief Operating Officer to a role as a Senior Advisor, and Mr. Biard was appointed as President and Chief Operating Officer.

PEO Total Compensation Amount	$ 39,509,740	$ 35,873,916	$ 29,111,039	$ 39,318,892	$ 21,145,853
PEO Actually Paid Compensation Amount	46,541,858	44,261,401	27,390,527	44,590,917	36,963,649
Non-PEO NEO Average Total Compensation Amount	4,566,462	4,413,675	3,736,527	2,405,595	2,395,200
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,847,306	4,568,815	3,436,887	3,205,364	4,041,589
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 217	162	154	167	141
Peer Group Total Shareholder Return Amount	113	83	68	75	102
Net Income (Loss)	$ 83,000,000	$ 683,000,000	$ 270,000,000	$ 944,000,000	$ 830,000,000
Company Selected Measure Amount	1,561,000,000	2,004,000,000	1,469,000,000	2,223,000,000	1,905,000,000
PEO Name	Perry A. Sook	Perry A. Sook	Perry A. Sook	Perry A. Sook	Perry A. Sook
Adj to Peo and Non-Peo Neo Comp Fn [Text Block]	The following is a reconciliation of the “Total” column of SCT and the CAP for the year ended December 31, 2025. In calculating the CAP amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant.

	2025
	PEO	Non-PEO NEOs

Summary Compensation Table	$39,509,740	$4,566,462
Less: Grant date fair value of equity awards made during the applicable year and unvested at applicable year end	(29,584,405)	(1,659,378)
Plus: Year-end fair value of equity awards made during the applicable year and unvested at applicable year end	34,446,185	1,895,475
Change in fair value of equity awards made in prior years and unvested at applicable year end	1,994,021	656,510
Change in fair value of equity awards made in prior years and vested during applicable year	176,317	388,237
Less: Fair value of equity awards made in prior years that are forfeited during applicable year	—	—

Compensation Actually Paid	$46,541,858	$5,847,306

Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description

In our assessment, the most important financial performance measures used to link CAP (as calculated in accordance with the SEC rules) to our NEOs in 2025 to our performance were Adjusted EBITDA and Net Revenue.

As described herein, the Company considers a number of other operating metrics in determining performance but Adjusted EBITDA and Net Revenue are the most important performance measures used by us to link CAP to the NEOs to company performance for 2025.

Measure:: 2
Pay vs Performance Disclosure
Name	Net Revenue
Non-GAAP Measure Description

In our assessment, the most important financial performance measures used to link CAP (as calculated in accordance with the SEC rules) to our NEOs in 2025 to our performance were Adjusted EBITDA and Net Revenue.

As described herein, the Company considers a number of other operating metrics in determining performance but Adjusted EBITDA and Net Revenue are the most important performance measures used by us to link CAP to the NEOs to company performance for 2025.

PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 34,446,185
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,994,021
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	176,317
PEO | Less: Grant Date Fair Value of Equity Awards Made During the Applicable Year and Unvested at Applicable Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(29,584,405)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,895,475
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	656,510
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	388,237
Non-PEO NEO | Less: Grant Date Fair Value of Equity Awards Made During the Applicable Year and Unvested at Applicable Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,659,378)